MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	$ 2,365,854	$ 2,267,616
Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	2,301,259	2,175,856
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	$ 64,595	$ 91,760